Related Party Transactions - Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Lend	₩ 329,236	₩ 450,638	₩ 627,783
Collect	(138,270)	(398,838)	(941,962)
Company, excluding the controlling company [member] | DMSA/AMSA [member]
Disclosure of transactions between related parties [line items]
Beginning	57,999	64,297
Lend		15,451
Others	(57,999)	(21,749)
Ending		57,999	64,297
Company, excluding the controlling company [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	147,367	191,107
Collect	(47,539)	(48,027)
Others	(8,825)	4,287
Ending	91,003	147,367	191,107
Company, excluding the controlling company [member] | PT. batutua tembaga raya [member]
Disclosure of transactions between related parties [line items]
Beginning	36,291	35,100
Others	(936)	1,191
Ending	35,355	36,291	35,100
Company, excluding the controlling company [member] | PT. Tanggamus Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning	4,580	4,423
Others	(276)	157
Ending	4,304	4,580	4,423
Company, excluding the controlling company [member] | PT. wampu electric power [member]
Disclosure of transactions between related parties [line items]
Beginning	5,519	5,330
Others	(333)	189
Ending	5,186	5,519	5,330
Company, excluding the controlling company [member] | PT. POSMI Steel Indonesia [member]
Disclosure of transactions between related parties [line items]
Beginning	2,316	2,236
Others	(140)	80
Ending	2,176	2,316	2,236
Company, excluding the controlling company [member] | Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Beginning	60,516	59,664
Others	1,904	852
Ending	62,420	60,516	59,664
Company, excluding the controlling company [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of transactions between related parties [line items]
Beginning	6,947	6,709
Collect	(1,239)
Others	(268)	238
Ending	5,440	6,947	6,709
Company, excluding the controlling company [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning		3,354
Collect		(3,354)
Ending			3,354
Company, excluding the controlling company [member] | POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	6,947	6,709
Others	(419)	238
Ending	6,528	6,947	6,709
Company, excluding the controlling company [member] | AMCI (WA) PTY LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	78,553	90,480
Lend	5,550	4,669
Others	(812)	(16,596)
Ending	83,291	78,553	90,480
Company, excluding the controlling company [member] | POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	9,262	8,945
Others	(558)	317
Ending	8,704	9,262	8,945
Company, excluding the controlling company [member] | Associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Beginning	449,070	489,639
Lend	33,484	39,065
Collect	(57,012)	(51,381)
Others	(70,192)	(28,253)
Ending	355,350	449,070	489,639
Company, excluding the controlling company [member] | UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	10,579	5,695
Lend	12,873	4,884
Ending	23,452	10,579	5,695
Company, excluding the controlling company [member] | POS-AUSTEM YANTAI AUTOMOTIVE COLTD [member]
Disclosure of transactions between related parties [line items]
Beginning	5,789	5,590
Others	(349)	199
Ending	5,440	5,789	₩ 5,590
Company, excluding the controlling company [member] | Hyo-chun Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	2,382
Others		2,382
Ending	2,382	2,382
Company, excluding the controlling company [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	8,234
Lend		8,234
Collect	(8,234)
Ending		8,234
Company, excluding the controlling company [member] | POS-AUSTEM Suzhou Automotive Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning	5,789
Lend	11,805	5,827
Others	(1,274)	(38)
Ending	16,320	₩ 5,789
Company, excluding the controlling company [member] | CAML RESOURCES PTY LTD [member]
Disclosure of transactions between related parties [line items]
Lend	3,219
Others	93
Ending	3,312
Company, excluding the controlling company [member] | Shinahn wind Power generation [Member]
Disclosure of transactions between related parties [line items]
Lend	37
Ending	₩ 37